Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Related Party Transactions Textual [Abstract]
Management fees for services by Kitara Signing Holder			$ 250	$ 399
Total liability of related parties			0	343
Amount of working capital adjustment			1,074	0
Related party expenses	0	85	251	399
Kitara Signing Holders [Member]
Related Party Transactions Textual [Abstract]
Exceed In Working Capital			2,500
Amount of working capital adjustment			$ 904